TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS PAYABLE
Sundry suppliers (Opex, Capex, Services e Material)	R$ 5,741,208	R$ 5,958,280
Related parties (Note 28)	489,339	405,271
Amounts payable (operators, co-billing)	199,562	232,264
Interconnection / interlink	182,895	275,984
Total	R$ 6,613,004	R$ 6,871,799